Commitments and Contingencies	11 Months Ended
Mar. 31, 2012
Commitments and Contingencies
K.	Commitments and Contingencies:

Financial instruments with off-balance sheet risk:

The Company enters into financial agreements in the normal course of business that have off-balance sheet risks. These arrangements are used to meet the financing needs of its customers and to limit its own exposure to fluctuating market conditions. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated statements of financial condition. These financial agreements include commitments to originate loans, to disburse funds to borrowers on unused construction loans and to disburse funds on committed but unused lines of credit and letters of credit.

Financial instruments whose contract amounts represent credit risk at March 31, 2012 and April 30, 2011:

	Contractual
	Amounts
	March 31, 2012	April 30, 2011
	(In Thousands)
Commitments to originate loans	$3,311	$5,953
Unadvanced portions of home equity, consumer and commercial lines of credit	20,286	20,891
Unadvanced portions of construction loans	2,487	1,308
Standby letters of credit	0	54

	$26,084	$28,206

The Company’s exposure to credit loss in the event of nonperformance by the other party to these financial agreements is represented by the contractual amount of those commitments. These financial instruments are agreements to lend to a customer provided there are no violations of any conditions established in the contract. In addition, the agreements generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some commitments are expected to expire without being drawn upon, the total amounts do not necessarily represent future cash requirements. The amount and type of collateral obtained, if deemed necessary by the Company upon extension of credit, varies and is based on management’s credit evaluation of the borrower.

The Company uses the same credit policies in making these commitments as it does for on-balance sheet instruments, and evaluates each customer’s creditworthiness on a case-by-case basis.

Lease commitments:

The Company leases its Rochester branch location, the site for its Bridgewater branch location, and a site for a remote ATM location under non-cancelable operating leases which expire at various times through November 2027. Minimum future lease payments under these leases are as follows:

Year Ending March 31,	Amounts in Thousands
2013	$66
2014	63
2015	59
2016	60
2017	47
Thereafter	447

$742

Rental expense amounted to $59,000 and $75,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011.